Total
CAPITAL INCOME BUILDER
Capital Income Builder
Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 36 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - CAPITAL INCOME BUILDER	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAPITAL INCOME BUILDER		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1		Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%		none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.12%	0.12%	0.11%	0.18%	0.15%	0.04%	0.17%	0.17%	0.13%	0.17%	0.17%	[1]	0.15%	0.15%	0.14%	0.39%	0.25%	0.19%	0.14%	0.19%	0.09%	0.04%
Total annual fund operating expenses		0.59%	1.34%	0.58%	0.65%	0.37%	0.26%	0.63%	1.39%	0.85%	0.64%	0.64%		0.37%	0.37%	1.36%	1.36%	1.07%	0.91%	0.61%	0.41%	0.31%	0.26%
Expense reimbursement	[2]														0.05%
Total annual fund operating expenses after expense reimbursement									1.39%	0.85%	0.64%	0.64%		0.37%	0.32%	1.36%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - CAPITAL INCOME BUILDER - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 632	$ 236	$ 308	$ 66	$ 38	$ 27	$ 412	$ 242	$ 87	$ 314	$ 65	$ 38	$ 33	$ 138	$ 138	$ 109	$ 93	$ 62	$ 42	$ 32	$ 27
3 years	753	425	431	208	119	84	545	440	271	450	205	119	114	431	431	340	290	195	132	100	84
5 years	885	734	566	362	208	146	689	761	471	598	357	208	203	745	745	590	504	340	230	174	146
10 years	$ 1,270	$ 1,407	$ 958	$ 810	$ 468	$ 331	$ 1,109	$ 1,180	$ 1,049	$ 1,028	$ 798	$ 468	$ 463	$ 1,635	$ 1,635	$ 1,306	$ 1,120	$ 762	$ 518	$ 393	$ 331

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - CAPITAL INCOME BUILDER - USD ($)	Class C	Class 529-C
1 year	$ 136	$ 142
3 years	425	440
5 years	734	761
10 years	$ 1,407	$ 1,180

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index to replace the MSCI All Country World Index as its broad-based securities market index. The fund's investment adviser believes that the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. The MSCI All Country World Index reflects the equity market sectors in which the fund invests. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares* (Class F-2 shares are not subject to sales charges.)

*We have elected to show Class F-2 shares because the share class has 10 years of history and has experienced substantial growth in net assets.
Highest 9.58% (quarter ended December 31, 2020) Lowest -15.42% (quarter ended March 31, 2020) The fund's total return for the nine months ended September 30, 2021, was 8.07%
Average annual total returns For the periods ended December 31, 2020:
Average Annual Returns - CAPITAL INCOME BUILDER	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	3.49%	6.81%	6.74%	5.61%	Aug. 01, 2008
Class A	(2.67%)	5.34%	5.90%	8.66%	Jul. 30, 1987
Class C	1.49%	5.78%	5.85%	6.46%	Mar. 15, 2001
Class F-1	3.21%	6.53%	6.47%	6.75%	Mar. 15, 2001
Class F-3	3.60%			6.56%	Jan. 27, 2017
Class 529-A	(0.40%)	5.77%	6.07%	6.63%	Feb. 19, 2002
Class 529-C	1.47%	5.73%	6.03%	6.59%	Feb. 20, 2002
Class 529-E	3.02%	6.29%	6.20%	6.46%	Mar. 01, 2002
Class 529-F-1	3.47%	6.77%	6.69%	7.26%	Sep. 17, 2002
Class R-1	2.47%	5.75%	5.68%	5.78%	Jun. 11, 2002
Class R-2	2.49%	5.76%	5.70%	5.69%	May 31, 2002
Class R-2E	2.78%	6.08%		4.05%	Aug. 29, 2014
Class R-3	2.94%	6.23%	6.15%	6.21%	Jun. 04, 2002
Class R-4	3.27%	6.55%	6.48%	6.52%	May 20, 2002
Class R-5E	3.45%	6.75%		6.23%	Nov. 20, 2015
Class R-5	3.56%	6.88%	6.80%	6.84%	May 15, 2002
Class R-6	3.60%	6.93%	6.85%	8.65%	May 01, 2009
After Taxes on Distributions | Class F-2	2.34%	5.64%	5.64%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	2.44%	5.09%	5.18%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	14.28%	10.13%	7.75%	6.87%	Aug. 01, 2008
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.25%	12.26%	9.13%	7.45%	Aug. 01, 2008
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.51%	4.44%	3.84%	4.42%	Aug. 01, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.